Shareholders' Equity	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Shareholders' Equity	SHAREHOLDERS’ EQUITY
A.    SHARE CAPITAL

Ordinary shares confer upon their holders voting rights and the right to receive dividends.

B.    TREASURY SHARES

In April 2019, the Company sold in a private placement to institutional investors in Israel 1,408,921 ordinary shares, at a price per share equal to $131.81. As part of the private placement the shares were registered with the SEC.

C.    2018 EQUITY INCENTIVE PLAN

In February 2018 the Company's Board of Directors approved the 2018 Equity Incentive Plan for Executive Officers (the “2018 Equity Incentive Plan”). The purpose of this plan was to enable the Company to link the compensation and benefits of its executive officers with the future growth and success of the Company and its Affiliates and with long-term shareholder value. As of December 31, 2020, the 2018 Equity Incentive Plan consisted 1,000,000 options (the "Options") to be exercised using a “Net-Exercise Mechanism,” which entitles the recipients to exercise the Options for an amount of shares reflecting only the benefit factor. The Options were allocated, subject to the required approvals, to the Company's Israeli executive officers.

The exercise price of an Option is determined in U.S dollars and is the higher of: (i) the average closing share price of an Elbit Systems ordinary shares on the TASE, during the period of thirty (30) trading days preceding the date on which the Company's Board of Directors approves the granting of the respective options, converted into U.S. Dollars by applying the average representative U.S. dollar - NIS exchange rate during such thirty (30) trading days period; or (ii) the closing share price of our ordinary shares on the TASE on the last trading date preceding the date on which the Company's Board of Directors approves the granting of the respective Options, converted into the U.S. Dollars by applying the representative U.S. dollar - NIS exchange rate.

Under the 2018 Equity Incentive Plan, the Options become vested and are eligible to be exercised in accordance with the following vesting schedule:

(1)Forty percent (40%) of the Options are vested and exercisable from the second anniversary of the grant date;
(2)An additional twenty percent (20%) of the Options are vested and exercisable from the third anniversary of the grant date;
(3)An additional twenty percent (20%) of the Options are vested and exercisable from the forth anniversary of the grant date; and
(4)    The remaining twenty (20%) of the Options are vested and exercisable from the fifth anniversary of the grant date.

The Options expire no later than 63 months from the date of grant.

As of December 31, 2020, there were 95,000 Options available for future grants under the 2018 Equity Incentive Plan.
Note 22 - SHAREHOLDERS’ EQUITY (Cont.)

C.    2018 EQUITY INCENTIVE PLAN (Cont.)

The following is a summary of Elbit Systems' Options activity under the 2018 Equity Incentive Plan:

	2020		2019
	Number of Options	Weighted average exercise price	Number of Options	Weighted average exercise price
Outstanding - beginning of the year	905,000	128.45	965,000	128.48
Granted	—	—	—	—
forfeited	—	—	(60,000)	128.91
Outstanding - end of the year	905,000	128.45	905,000	128.45

The aggregate intrinsic value represents the total intrinsic value (the difference between Elbit Systems’ closing stock price on the last trading day of the fourth quarter of the applicable fiscal year and the exercise price, multiplied by the number of in-the-money Options) that would have been received by the Option holders had all Option holders exercised their Options on December 31, 2020. This amount changes, based on the market price of the Company’s stock and the average exercise price of in-the-money Options. Aggregate intrinsic value of outstanding Options as of December 31, 2020, was $2,115.

As of December 31, 2020, there was $10,961 of total unrecognized compensation cost related to share-based compensation arrangements granted under the 2018 Equity Incentive Plan. That cost is expected to be recognized over a weighted average period of 3 years.

As of December 31, 2020, 901,959 Options were vested and expected to be vested at a weighted average exercise price of $128.45 per share. The weighted average remaining contractual life of exercisable Options as of December 31, 2020, is approximately 2.95.

D.     OUTSTANDING OPTIONS AND COMPENSATION EXPENSES

The options outstanding as of December 31, 2020, have been separated into ranges of exercise prices, as follows:

	Options outstanding
Exercise price	Number of Options	Weighted average remaining contractual life (years)	Weighted average exercise price per share
$121.42 - $128.91	905,000	2.95	$128.45

Compensation expenses related to the 2018 Equity Incentive Plan amounted to $4,086 and $3,994 for the years ended December 31, 2020 and 2019 respectively, which were recognized, as follows:

	Year ended December 31,
	2020	2019
Cost of revenues	$3,473	$3,424
General and administration expenses	613	570
	$4,086	$3,994
Note 22 - SHAREHOLDERS’ EQUITY (Cont.)

E.    COMPUTATION OF EARNINGS PER SHARE
Computation of basic and diluted net earnings per share:

	Year ended December 31, 2020			Year ended December 31, 2019			Year ended December 31, 2018
	Net income to shareholders of ordinary shares	Weighted average number of shares (*)	Per Share amount	Net income to shareholders of ordinary shares	Weighted average number of shares (*)	Per Share amount	Net income to shareholders of ordinary shares	Weighted average number of shares (*)	Per Share amount
Basic net earnings	$237,658	44,198	$5.38	$227,857	43,787	$5.20	$206,738	42,789	$4.83

Effect of dilutive securities:
Employee stock options	—	17		—	61		—	—
Diluted net earnings	$237,658	44,215	$5.38	$227,857	43,848	$5.20	$206,738	42,789	$4.83

(*) In thousands.

F.    2018 PHANTOM BONUS RETENTION PLAN

In August 2018, the Company’s Board of Directors approved a “Phantom Bonus Retention Plan” for Senior Officers, who are not Executive Officers (the “2018 Phantom Plan”).

The 2018 Phantom Plan provides for phantom bonus units which entitle the recipients to receive payment in cash of an amount reflecting the “benefit factor”, which is linked to the performance of Elbit Systems’ stock price over the applicable periods (tranches) under the 2018 Phantom Plan. As of December 31, 2020, 1,914,650 phantom bonus units of the Plan were granted with a weighted average basic price per unit, as defined in the Plan, of $139.75.

The benefit earned for each year of a tranche is the difference between the basic price and the closing price of the Company’s share for that year, as defined in the 2018 Phantom Plan, not to exceed an increase of 100% in the Company's share price from the basic price of the first year of a tranche.

The Company recorded an amount of approximately $10,068 and $9,595, during the years ended December 31, 2020 and 2019, respectively, as compensation costs related to the phantom bonus units granted under the 2018 Phantom Plan, as follows:

	Year ended December 31,
	2020	2019
Cost of revenues	$6,096	$5,530
General and administration expenses	2,165	2,447
Marketing and selling	1,807	1,618
	$10,068	$9,595
Note 22 - SHAREHOLDERS’ EQUITY (Cont.)

G.    2012 PHANTOM BONUS RETENTION PLAN

In August 2012, the Company’s Board of Directors approved a “Phantom Bonus Retention Plan” for senior officers (the “2012 Phantom Bonus Retention Plan”). In August 2013, the 2012 Phantom Bonus Retention Plan was extended to include other officers of the Company.

The 2012 Phantom Bonus Retention Plan provided for phantom bonus units which entitled the recipients to receive payment in cash of an amount reflecting the “benefit factor”, which was linked to the performance of Elbit Systems’ stock price over the applicable periods (tranches) under the Plan. There were no new grants during 2020 and 2019, under the 2012 Phantom Bonus Retention Plan.

The benefit earned for each year of a tranche was the difference between the basic price and the closing price of the Company’s share for that year, as defined in the 2012 Phantom Bonus Retention Plan, not to exceed an increase of 100% in the Company's share price from the basic price of the first year of a tranche.

The Company recorded an amount of approximately $301, $1,858 and $2,628 in the years ended December 31, 2020, 2019 and 2018, respectively, as compensation costs related to the phantom bonus units granted under the 2012 Phantom Bonus Retention Plan, as follows:

	Year ended December 31,
	2020	2019	2018
Cost of revenues	$—	$426	$985
General and administration expenses	301	1,160	1,225
Marketing and selling	—	272	418
	$301	$1,858	$2,628

H.    DIVIDEND POLICY

Dividends declared by Elbit Systems are paid subject to statutory limitations. Elbit Systems’ Board of Directors has determined not to declare dividends out of tax exempt earnings.